Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Federal and State Components of Income Tax Expense (Benefit)	The components of the federal and state income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2023	2022	2021
Current:
Federal	$16	$—	$15
State	7	(2)	5
Total current income tax expense (benefit)	23	(2)	20
Deferred:
Federal	9	24	7
State	4	4	3
Total deferred tax expense	13	28	10
Income tax expense	$36	$26	$30

Schedule of Effective Income Tax Rate Reconciliation	A reconciliation of income tax expense at the U.S. federal statutory rate to net income tax expense is as follows:

	Year Ended December 31,
	2023	2022	2021
	(in millions)
Income tax expense at United States statutory rate	$90	$105	$116
Increase (reduction) in income taxes resulting from:
Partnership earnings not subject to tax	(64)	(74)	(96)
State and local tax, including federal expense	10	1	7
Other	—	(6)	3
Income tax expense	$36	$26	$30

Schedule of Principal Components of Deferred Tax Assets (Liabilities)
Deferred taxes result from the temporary differences between financial reporting carrying amounts and the tax basis of existing assets and liabilities. Principal components of deferred tax assets and liabilities were as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets:
Net operating and other loss carry forwards	$3	$3
Other	21	22
Total deferred tax assets	24	25
Deferred tax liabilities:
Property and equipment	55	52
Trademarks and other intangibles	91	89
Investments in unconsolidated affiliates	44	39
Other	—	1
Total deferred tax liabilities	190	181
Net deferred income tax liabilities	$166	$156